Summary of Significant Accounting Policies (Details Narrative) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10 K) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended		16 Months Ended
	Jan. 01, 2012	Sep. 30, 2018	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2018	Jan. 02, 2019
Net loss			$ (185,750)	$ (286,823)	$ (967,491)	$ (284,655)
Current liability			$ 1,957,046		$ 1,719,132	1,213,895
Statutory reserves, description			PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.		PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.
Operating lease description			a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.		a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.
Lessee operating lease term			12 months		12 months
Value added tax rate			6.00%		6.00%
Value addet tax, description			From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.		From May 2017 to August 2018, Shenzhen Yeller is a small-scale taxpayer subject to a 3% VAT rate. Since September 2018, Shenzhen Yeller became general taxpayer and subject to VAT rates of 13%, 9% and 6%. From March 2017, OCM is a small-scale taxpayer subject to a 3% VAT rate.
Right-of-use assets			$ 277,516			264,164
Operating lease liabilities			$ 430,317		$ 177,641	268,603
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Net loss				102,394		103,664
Current liability				25,532		383,985
Total equity				$ 370,177		$ 89,339
Salvage value percentage				0.00%		0.00%
Statutory reserves, description				PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.		PRC laws prescribe that an enterprise operating at a profit must appropriate and reserve, on an annual basis, an amount equal to 10% of its profit. Such an appropriation is necessary until the reserve reaches a maximum that is equal to 50% of the enterprise's PRC registered capital.
Operating lease description				As the lessee, a lease is a finance lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.		As the lessee, a lease is a finance lease if any of the following conditions exists: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the asset's estimated remaining economic life, or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date.
Lessee operating lease term				12 months		12 months
Value added tax rate	6.00%	13.00%					3.00%
Value addet tax, description	The PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program ("Pilot Program"), applicable to businesses in selected industries. Such VAT Pilot Program was phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Business in the Pilot Program would pay VAT instead of sales tax. Starting from August 1, 2013, the Pilot Program was expanded to cover all regions in the PRC. Implementation of the Pilot Program, the new enrollment system development services and other operating services which were previously subject to business tax are therefore subject to VAT at the rate of 6% of revenue. The net VAT balance between input VAT and output VAT is recorded as accrued expenses in the Company's financial statements.
Right-of-use assets				$ 209,977		$ 264,164
Operating lease liabilities				$ 214,947		$ 268,603
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | ASU 2016-02 [Member]
Right-of-use assets								$ 264,164
Operating lease liabilities								$ 268,604
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Minimum [Member]
Value added tax rate		9.00%
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member] | Maximum [Member]
Value added tax rate		6.00%